Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	¥ 2,120,515	¥ 1,218,241
Trade notes and accounts receivable, net	138,373	181,808
Inventories, net	13,612,387	13,518,460
Consumption tax receivable	5,749	69,388
Short-term investments	182,030	38,801
Other current assets	353,579	232,790
Total current assets	16,412,633	15,259,488
Non-current assets
Property, plant and equipment, net	357,527	426,865
Operating lease right-of-use assets	4,481,941	4,703,805
Software	27,792	16,692
Leasehold and guarantee deposits	465,968	346,408
Deferred tax assets	458,767	383,158
Other non-current assets	363,608	73,852
Allowance for credit losses	(84,048)
Total non-current assets	6,071,555	5,950,780
Total assets	22,484,188	21,210,268
Current liabilities
Accounts payable	597,708	306,153
Accrued expenses	112,661	214,897
Short-term loans	1,885,259	2,574,734
Current portion of bonds	28,620	49,270
Current portion of long-term loans	4,025,343	6,065,020
Operating lease liabilities, current	463,129	558,529
Finance lease liabilities, current	8,400	6,083
Contract liabilities	252,260	352,651
Income taxes payable	248,885	66,323
Other current liabilities	254,956	205,314
Total current liabilities	7,877,221	10,398,974
Non-current liabilities
Bonds		28,620
Long-term loans	6,858,607	4,559,117
Operating lease liabilities, non-current	4,090,933	4,307,338
Finance lease liabilities, non-current	19,062	11,684
Deferred tax liabilities		18,633
Other non-current liabilities	121,146	123,085
Total non-current liabilities	11,089,748	9,048,477
Total liabilities	18,966,969	19,447,451
SHAREHOLDERS’ EQUITY
Common shares: 81,498,000 shares authorized, 23,652,110 and 21,652,110 shares issued and 23,628,452 and 21,628,452 shares outstanding as of March 31, 2025 and 2024 with no stated value.	924,817	235,001
Capital Surplus	1,445,333	755,517
Additional paid in capital	(238,115)	148,392
Retained earnings	1,397,387	643,766
Treasury shares	(2,539)	(2,539)
Accumulated other comprehensive loss	(9,664)	(17,320)
Total shareholders’ equity	3,517,219	1,762,817
Total liabilities and equity	¥ 22,484,188	¥ 21,210,268